SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) (Paranthetical) ¥ in Thousands, $ in Thousands	Jul. 31, 2024 CNY (¥)	Apr. 01, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Related Party Transaction [Line Items]
Short-term borrowings			$ 8,761	¥ 62,367	¥ 57,600
Director [Member]
Related Party Transaction [Line Items]
[custom:InterestFreeLoansAmount] | ¥	¥ 1,000
Grandsky Phoenix Limited [Member]
Related Party Transaction [Line Items]
Borrowing term		1 year
Grandsky Phoenix Limited [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Short-term borrowings | $		$ 3,500